Jun. 06, 2025
Swan Enhanced Dividend Income ETF
Swan Enhanced Dividend Income ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Swan Enhanced Dividend Income ETF Swan Enhanced Dividend Income ETF
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	The Fund’s adviser, Swan Capital Management, LLC, (the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the Act.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Swan Enhanced Dividend Income ETF | Swan Enhanced Dividend Income ETF | USD ($)	81	252	439	978

Swan Enhanced Dividend Income ETF

SCLZ

(the ”Fund”)

(A series of Northern Lights Fund Trust III)

Supplement dated June 6, 2025 to

the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated November 1, 2024, as previously supplemented

This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and SAI and supersedes any information to the contrary in the Prospectus.

Effective immediately, the management fee payable by the Fund to Swan Capital Management, LLC, the Fund’s investment adviser, will be reduced from 0.85% to 0.79% of the average daily net assets of the Fund. Accordingly, the following changes are hereby made to the Prospectus, Summary Prospectus and SAI:

The fee table and expense example on page 1 of the Prospectus and page 2 of the Summary Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.00%
Total Annual Fund Operating Expenses	0.79%
(1)	The Fund’s adviser, Swan Capital Management, LLC, (the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the Act.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

The first sentence in the third paragraph of the section entitled “MANAGEMENT” on page 9 of the Prospectus is hereby deleted and replaced with the following:

The management fee set forth in the Investment Advisory Agreement is 0.79% of the Fund’s average daily net assets to be paid on a monthly basis.

The first sentence in the second paragraph of the section entitled “INVESTMENT ADVISER AND SUB-ADVISER” on page 26 of the SAI is hereby deleted and replaced with the following:

Pursuant to Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser, on a monthly basis, an annual management fee equal to 0.79% per year of the applicable Fund’s average daily net assets: The Advisory Agreement shall continue in effect for two (2) years initially and thereafter continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Board, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either the Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty with 60 days’ written notice by a vote of a majority of the Board, by the Adviser, or by holders of a majority of that Trust’s outstanding shares. The Advisory Agreement for the Fund was approved by the Board at a meeting held on November 21, 2023. A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the Fund’s financial statements for the fiscal year ended June 30, 2024.

Effective immediately, the universe of stocks selected by Swan Global Management, LLC, the Fund’s sub-adviser, will be changed from the S&P 100 Index to the S&P 500 Index. Accordingly, the following change was made to the Prospectus and Summary Prospectus:

The first paragraph of the Stock Selection Strategy on page 1 of the Prospectus and page 2 of the Summary Prospectus is replaced with the following:

The Fund’s sub-adviser constructs the Fund’s stock portfolio using a quantitative screening process. The sub-adviser begins with companies included in the S&P 500 Index. The index consists of U.S. large cap stocks, diversified across sectors and industries. All of the stocks have healthy option chains, allowing the Fund to write options on the individual names and collect premiums

Effective July 1, 2025, the distribution frequency of dividends will be changed from quarterly to monthly. Accordingly, the following changes were made to the Prospectus:

The second paragraph of the section entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

The first sentence under “Taxes on Distributions” in the section entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

As stated above, dividends from net investment income, if any ordinarily are declared and paid monthly by the Fund.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated November 1, 2024, as previously supplemented. This Supplement provides information that you should know before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request without charge by calling the Fund at 1-877-383-7259.